Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Leasehold improvements	Factory and factory equipment	Lab equipment	Total
Cost
As at January 1, 2024	$1,765,777	$944,682	$930,726	$3,641,185
Additions	—	525,889	80,407	606,296
Disposal	—	(205,488)	—	(205,488)
Exchange adjustments	(57,859)	(30,937)	(30,492)	(119,288)
As at December 31, 2024	1,707,918	1,234,146	980,641	3,922,705
Additions	466,834	560,481	2,209,839	3,237,154
Disposal	—	—	(840,398)	(840,398)
Exchange adjustments	82,726	65,045	72,575	220,346
As at December 31, 2025	$2,257,478	$1,859,672	$2,422,657	$6,539,807
Depreciation
As at January 1, 2024	$161,057	$31,489	$51,707	$244,253
Provided for the year	624,593	194,088	852,588	1,671,269
Disposal	—	(44,522)	—	(44,522)
Exchange adjustments	(5,244)	(1,024)	(1,648)	(7,916)
As at December 31, 2024	780,406	180,031	902,647	1,863,084
Provided for the year	787,062	290,111	121,347	1,198,520
Disposal	—	—	(840,398)	(840,398)
Exchange adjustments	51,342	14,406	20,776	86,524
As at December 31, 2025	$1,618,810	$484,548	$204,372	$2,307,730
Carrying values
As at December 31, 2025	$638,668	$1,375,124	$2,218,285	$4,232,077
As at December 31, 2024	$927,512	$1,054,115	$77,994	$2,059,621
The above items of property, plant and equipment are depreciated using a straight-line method at the following rates per annum:

Leasehold improvement	Over the term of the lease
Factory and factory equipment	20%
Lab equipment	33%